STOCKHOLDERS' EQUITY - Forward Stock Split (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Forward stock split ratio	1
OLD PlayStudios, Inc.
Forward stock split ratio		2